PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Loan Agreement) (Details) - Dongyuan ¥ in Thousands	9 Months Ended
Sep. 30, 2020 CNY (¥)
Principle amount	¥ 31,100
Interest Receivable	1,065
December 2019
Principle amount	¥ 9,000
Interest Rate	5.00%
Interest Receivable	¥ 327
Due Date	Sep. 30, 2021
January 2020
Principle amount	¥ 9,000
Interest Rate	5.00%
Interest Receivable	¥ 336
Due Date	Sep. 30, 2021
January 2020
Principle amount	¥ 7,000
Interest Rate	5.00%
Interest Receivable	¥ 250
Due Date	Sep. 30, 2021
January 2020
Principle amount	¥ 2,900
Interest Rate	5.00%
Interest Receivable	¥ 103
Due Date	Sep. 30, 2021
March 2020
Principle amount	¥ 1,000
Interest Rate	5.00%
Interest Receivable	¥ 26
Due Date	Sep. 30, 2021
July 2020
Principle amount	¥ 2,200
Interest Rate	5.00%
Interest Receivable	¥ 23
Due Date	Sep. 30, 2021